SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jul. 31, 2024	Oct. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

In accordance with ASC 855 - Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events and transactions that occurred after July 31, 2024 through the date the unaudited condensed financial statements are available for issuance. During this period, the Company did not have any material reportable subsequent events, except as disclosed below.

August 1, 2024 Financing

On August 1, 2024, the Company entered into a Securities Purchase Agreement (the “August 1st SPA”) with an investor, pursuant to which the Company raised gross proceeds of $134,000 and received net proceeds of $110,625; in connection with the financing, the Company issued an unsecured promissory note to the investor in the principal amount of $152,000 and an original issue discount of $18,000 or approximately 11.8%. Interest accrues on the note at a rate of 12% per annum and the maturity date of the note is May 30, 2025. The note provides for five payments of principal and accrued interest which are payable: (i) $85,120 on January 30, 2025; (ii) $21,280 on February 28, 2025; (iii) $21,280 on March 30, 2025; (iv) $21,280 on April 30, 2025; and (v) $21,280 on May 30, 2025. Subject to certain restrictions, the Company may prepay the note, in full and not in part, any time during the 180 day period after the issuance date at a 3% discount to the outstanding amount of principal and interest due and payable; provided, that in the event of a prepayment, the Company will still be required to pay the full amount of interest that would have been payable through the term of the note, in the amount of $18,240.

Second Amendment to the Asphalt Ridge Option Agreement

On August 5, 2024, the Company and HSO entered into a second amendment to the Asphalt Ridge Option Agreement, pursuant to which the Company and HSO extended the expiration date of the option by two months from August 10, 2024 to February 10, 2025.

August 6, 2024 Financing

On August 6, 2024, the Company entered into a Securities Purchase Agreement (the “August 6th SPA”) with an investor, pursuant to which the Company raised gross proceeds of $225,000 and received net proceeds of $199,250; in connection with the Financing, the Company issued an unsecured promissory note to the investor in the principal amount of $255,225, having an original issue discount of $30,225 or approximately 11.8%. Interest accrues on the note at a rate of 12% per annum and the maturity date of the note is May 30, 2025. The note provides for five payments of principal and accrued interest which are payable: (i) $142,926 on January 30, 2025; (ii) $35,731.50 on February 28, 2025; (iii) $35,731.50 on March 30, 2025; (iv) $35,731.50 on April 30, 2025; and (v) $35,731.50 on May 30, 2025. Subject to certain restrictions, the Company may prepay the note, in full and not in part, any time during the 180 day period after the issuance date at a 3% discount to the outstanding amount of principal and interest due and payable; provided, that in the event of a prepayment, the Company will still be required to pay the full amount of interest that would have been payable through the term of the note, in the amount of $30,627.

Additionally, in conjunction with two prior investors and the April 2024 Debt Financing, the Company will make two payments of $25,000 to each of the prior investors from the net proceeds of this financing.

Amendment to the April 2024 Debt Financings

On August 14, 2024, the Company entered into an amendment to the April 2024 Debt Financings to extend the maturity dates of the notes from August 16, 2024 to September 16, 2024; the amendment also provides for the accrual of interest on the outstanding principal balance of the notes at a rate of 15% per annum from August 16, 2024, until the notes are repaid.

Annual Stockholder’s Meeting held on August 15, 2024

On August 15, 2024, the Company held its annual meeting of stockholders; the following actions were taken at the meeting:

-	Two Class I directors were elected to serve for three-year terms that expire in 2027.
-	A proposal was approved to amend the Company’s Amended and Restated Certificate of Incorporation to effect a reverse stock-split of its outstanding shares of common stock; the ratio of the split is to be determined by the Board, will be in a range of 1-for-5 to 1-for-20 and will be effective upon the filing of the certificate, the timing of which will also be determined by the Board.
-	A proposal was approved to increase the number of shares of common stock reserved for issuance with respect to awards granted under the Plan from 200,000 shares of common stock to 500,000 shares of common stock.
-	The appointment of the Company’s new independent registered public accounting firm for the year ended October 31, 2024 was ratified.

NOTE 11 – SUBSEQUENT EVENTS

In accordance with ASC 855 – Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events and transactions that occurred after October 31, 2023, through the date the financial statements were issued. Except for the following, there are no subsequent events identified that would require disclosure in the financial statements.

Resale Form S-1

On November 11, 2023, the Company filed a Form S-1 for the resale of i) up to 571,429 shares of common stock issuable upon conversion of a senior secured convertible promissory note, ii) up to 86,671 shares of common stock issuable upon exercise of a common warrant, and iii) up to 4,167 shares of common stock issuable upon exercise of a placement agent warrant.

First Amendment to the Resales Form S-1

On December 6, 2023, the Company filed the first amendment to the Form S-1 filed with the SEC on November 3, 2023.

Asphalt Ridge Option Agreement and Amendment

On November 10, 2023, the Company entered into a leasehold acquisition and development option agreement (“AR Agreement”) with Heavy Sweet Oil LLC (“Heavy Sweet”) to purchase up to a 20% production share (“Asphalt Ridge Option”) in certain leases in eastern Utah totaling 960 acres. The Asphalt Ridge Option had an original term of nine months, through August 10, 2024, which has been extended through February 10, 2025, and gives the Company the exclusive right, but not the obligation, to acquire up to a 20% working interest in the leases for $2,000,000, which may be invested in tranches, provided that the initial tranche closing occurs during the option period and subsequent tranches occur as soon thereafter as practical within the Asphalt Ridge Option period, with each tranche providing the Company a portion of the ownership of the leases. Upon receipt of any funding from the Company pursuant to the Asphalt Ridge Option, Heavy Sweet is required to pay that amount to the named operator of the properties, to pay for engineering, procurement, operations, sales, and logistics activities on the properties.

On December 29, 2023, the Company and Heavy Sweet entered into an Amendment to the AR Agreement (the “AR Amendment”), pursuant to which the Company and Heavy Sweet amended the AR Agreement to provide that, within three business days of the effective date of the AR Amendment, the Company would fund $200,000 of the $2,000,000 total purchase price in exchange for the Company receiving an immediate 2% interest in the leases, which advanced funds would be used solely for the building of roads and related infrastructure in furtherance of the development plan. On December 29, 2023, the Company paid the $200,000 advance to Heavy Sweet and was assigned a 2% interest in the leases.

Amendment to October 2023 SPA and Second Tranche Financing

On December 29, 2023, the Company and an investor entered into an Amendment to the October 2023 SPA (see Note 9), whereby in connection with the closing of the second tranche, (i) the fixed conversion price of the convertible promissory note issued and (ii) the exercise price of the warrant issued in connection with the second tranche were both reduced from $24.00 to $10.00. The closing of the second tranche will be in the principal amount of $550,000.

On January 2, 2024, the Company closed on the second tranche and received gross proceeds of $511,500; in consideration for the funding, the Company issued to the investor a note in the principal amount of $550,000 with a conversion price of $10.00, subject to certain adjustments and a warrant to purchase up to 22,279 shares of common stock at an initial exercise price of $10.00 per share, subject to certain adjustments.